CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Cash flows from operating activities
Net loss	¥ (338,421)	¥ (307,357)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt issuance cost and debt discount	85,504	33,223
Depreciation and amortization	822,562	510,908
Net loss/(gain) on disposal of property and equipment	(329)	1,645
Share-based compensation expense	114,820	70,945
Allowance for doubtful accounts	382
Deferred tax benefit	(40,561)	(5,515)
Changes in operating assets and liabilities, net of effect of acquisitions:
Increase in accounts receivable	(415,724)	(245,712)
Increase in VAT recoverable	(222,907)	(113,026)
Increase of prepaid expenses	(22,835)	(26,642)
Decrease of operating lease right-of-use assets	46,093
Increase of other current assets	(7,175)	(27,584)
Increase in other non-current assets	(18,605)	(50,007)
Increase in accounts payable	73,620	20,505
Increase of deferred revenue	33,871	14,881
Decrease of operating lease liabilities	(41,638)
(Decrease) increase of accrued expenses and other payables	138,827	(7,235)
Increase of other long-term liabilities	13,839	6,694
Net cash (used in) provided by operating activities	221,323	(124,277)
Cash flows from investing activities
Payments for purchase of property and equipment and land use rights	(2,433,971)	(2,610,389)
Cash acquired from the business combinations		466
Cash paid for the business combinations		(342,949)
Cash paid for the asset acquisitions	(24,113)	(74,367)
Cash paid for equity investments	(6,000)
Deposits paid for potential acquisitions	(39,090)	(75,383)
Refund of deposits for potential acquisitions	6,000	48,383
Proceeds from sale of property and equipment	5,069	13,897
Deposits for purchase of land use rights	(31,928)
Net cash used in investing activities	(2,524,033)	(3,040,342)
Cash flows from financing activities
Proceeds from short-term borrowings	279,002	874,802
Proceeds from long-term borrowings	4,172,543	2,127,326
Repayment of short-term borrowings	(671,235)	(714,635)
Repayment of long-term borrowings	(1,878,803)	(554,511)
Payment of issuance cost of borrowings	(133,146)	(79,133)
Deposits paid for borrowings		(8,333)
Proceeds from a finance institution	250,242
Proceeds from exercise of stock options	52,167	11,559
Net proceeds from issuance of convertible bonds		1,867,304
Net proceeds from issuance of ordinary shares	2,982,242	1,283,308
Net proceeds from issuance of redeemable preferred shares	989,349
Payment of preferred shares dividends	(25,014)
Payments under finance lease and other financing obligations	(240,345)	(125,754)
Payment of contingent consideration for acquisition of subsidiaries	(120,079)	(68,727)
Net cash provided by financing activities	5,656,923	4,613,206
Effect of exchange rate changes on cash and restricted cash	222,878	211,181
Net increase in cash and restricted cash	3,577,091	1,659,768
Cash and restricted cash at beginning of period	2,284,748	1,947,600
Cash and restricted cash at end of period	5,861,839	3,607,368
Supplemental disclosures of cash flow information
Interest paid	597,267	429,702
Income tax paid	10,281	2,822
Supplemental disclosures of non-cash investing and financing activities
Payables for purchase of property and equipment and land use rights	121,290	660,118
Purchase of property and equipment through capital leases and other financing arrangement	755,070	596,704
Changes in consideration payable for the acquisition of subsidiaries	8,000	210,044
Settlement of liability-classified restricted shares award	¥ 5,790	¥ 4,793